CONSOLIDATED STATEMENT OF CASH FLOW - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income		$ 6,996,365	$ 4,207,787	$ 315,359
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		949,448	855,167	736,367
Other assets impairment		31,127	65,391	101,423
Impairment of investments in associates and joint ventures	[1]	9,633	1,733	4,399
Equity method		(219,105)	(199,652)	(136,596)
Credit impairment charges on loans and advances and financial leases		3,721,353	2,521,178	7,335,755
Credit impairment (recovery) charges on off balance sheet credit and other financial instruments		70,344	(100,648)	190,694
Gain on sales of assets held for sale and inventories		(171,482)	(227,445)	(65,932)
Valuation gain on investment securities		(1,786,416)	(790,063)	(814,164)
Loss upon disposal of investment in subsidiary, associates, and joint ventures	[2]	41,434
Valuation (losses) gain on derivative financial instruments		(68,055)	(319,524)	(629,258)
Income tax		2,748,421	1,776,225	(6,586)
Bonuses and short-term benefits		640,458	526,273	11,816
Dividends		(59,072)	(108,079)	(14,217)
Investment property valuation		(236,617)	(67,762)	3,501
Other non-cash items		22,632	(29,076)	(4,710)
Net interest		(16,341,023)	(10,992,734)	(10,269,969)
Change in operating assets and liabilities:
Decrease in derivative financial instruments		348,554	245,064	236,143
Decrease (Increase) in accounts receivable		515,052	(489,266)	(408,015)
Increase in loans and advances to customers		(37,593,875)	(24,057,389)	(7,440,568)
(Increase) Decrease in other assets		(724,769)	(278,776)	83,393
Increase (Decrease) in accounts payable		2,719,586	1,271,347	(10,507)
Decrease in other liabilities		(127,044)	(296,865)	(120,429)
Increase in deposits by customers		23,214,318	19,290,140	21,007,104
(Decrease) Increase in estimated liabilities and provisions		(31,945)	21,629	(6,098)
Net changes in investment securities recognized at fair value through profit or loss		6,321,440	1,834,085	(7,514,600)
Proceeds from sales of assets held for sale		778,328	735,788	382,139
Recovery of charged-off loans		674,966	565,436	436,908
Income tax paid		(2,057,388)	(1,441,413)	(1,145,887)
Dividend received		81,899	90,822	90,737
Interest received		23,603,725	15,896,674	15,031,229
Interest paid		(7,508,066)	(4,410,742)	(6,149,086)
Net cash provided by operating activities		6,564,226	6,095,305	11,230,345
Cash flows from investment activities:
Purchases of debt instruments at amortized cost		(4,915,717)	(3,722,124)	(3,670,705)
Proceeds from maturities of debt instruments at amortized cost		4,260,063	2,984,260	2,728,509
Purchases of debt instruments at fair value through OCI		(6,562,334)	(8,850,491)	(11,377,756)
Proceeds from debt instruments at fair value through OCI		6,797,420	10,699,010	7,339,264
Purchases of equity instruments at fair value through OCI and interests in associates and joint ventures		(255,129)	(44,915)	(111,349)
Proceeds from equity instruments at fair value through OCI and interests in associates and joint ventures		198,807	69,448	55,174
Consideration paid to non-controlling interests	[3]	(816,081)		(1,117,680)
Purchases of premises and equipment and investment properties		(3,538,855)	(2,185,800)	(1,530,153)
Acquisition of subsidiaries		799	(9,178)
Proceeds from sales of premises and equipment and investment properties		421,729	553,652	268,898
Purchase of other long-term assets		(245,204)	(144,348)	(106,269)
Net cash used in investing activities		(4,654,502)	(650,486)	(7,522,067)
Cash flows from financing activities:
(Decrease) Increase in repurchase agreements and other similar secured borrowing		(579,488)	(1,457,203)	903,120
Proceeds from borrowings from other financial institutions		14,374,110	4,182,658	12,453,666
Repayment of borrowings from other financial institutions		(5,874,833)	(8,447,238)	(14,919,903)
Payment of lease liability		(157,402)	(136,797)	(139,559)
Placement of debt instruments in issue	[4]	2,138,125	1,387,401	3,766,499
Payment of debt instruments in issue		(6,699,219)	(1,871,576)	(5,382,248)
Dividends paid		(2,310,666)	(467,217)	(1,555,821)
Transactions with non-controlling interests		(37,191)		(41,194)
Net cash provided (used) in financing activities	[5]	853,436	(6,809,972)	(4,915,440)
Effect of exchange rate changes on cash and cash equivalents		3,552,285	2,993,850	1,170,269
Increase (Decrease) in cash and cash equivalents		2,763,160	(1,365,153)	(1,207,162)
Cash and cash equivalents at beginning of year		25,329,846	23,701,149	23,738,042
Cash and cash equivalents at end of year		$ 31,645,291	$ 25,329,846	$ 23,701,149

[1]	For further information, see Note 8 investments in associates and joint ventures.
[2]	On December 5, 2022, was registered the spin-off of Protección S.A. and the creation of Asulado Seguros de Vida S.A., were registered; the Bank sold its interest in Asulado Seguros de Vida S.A. to SURA Asset Management S.A., to comply with the authorized investment regime.
[3]	During the third trimester of 2022, the Parent Company increased its participation percentage in FCP Fondo Inmobiliario Colombia. As of December 31, 2022, the participation in said private equity fund increased to 80.47%. For further information see Note 1 Reporting Entity. On September 29, 2020, Bancolombia acquired 40% of the shareholdings of Grupo Agromercantil Holding (GAH).
[4]	For further information, see Note 18 Debt instruments in issues.
[5]	For further information about the reconciliation of the balances of liabilities from financing activities, see Note 29 Liabilities from financing activities.